COMMITMENTS AND CONTINGENCIES (Details Narrative)																				1 Months Ended																			3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 16, 2022 $ / shares shares	Oct. 25, 2022 $ / shares shares	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	Jul. 02, 2022 USD ($) shares	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Feb. 17, 2022 USD ($) $ / shares shares	Jan. 24, 2022 $ / shares shares	Oct. 02, 2021 USD ($)	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Sep. 26, 2019 USD ($)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 $ / shares shares	May 31, 2021	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	May 31, 2017 USD ($)	Jun. 30, 2012	Dec. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Feb. 28, 2023 USD ($)	Sep. 14, 2022 USD ($)	Jul. 13, 2022 $ / shares	Mar. 15, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Total litigation penalty amount																																														$ 30,000
Liabilities																								$ 3,023,439															$ 3,023,439	$ 3,080,674	$ 3,080,674		$ 3,023,439			3,105,300	$ 3,080,674
Interest payable current and non current																								9,543															9,543				9,543												$ 416	$ 5,248
Payments for Rent																																											13,879	$ 14,286		28,366	28,112
Operating lease right of use asset																								$ 50,671															$ 50,671				$ 50,671			$ 62,523
Weighted average remaining lease term																								2 years 3 months 3 days															2 years 3 months 3 days				2 years 3 months 3 days			2 years 9 months 7 days
Payment for services																																															24,043	€ 28,493	$ 36,117	€ 31,754
Royalties percentage													2.00%	2.00%
Stock issued during period shares employee benefit plan | shares					12,270,958																																									12,270,958
Common stock value																								$ 1,245,700															$ 1,245,700	$ 14,056	$ 14,056		$ 1,245,700			$ 220,351	14,056
Total litigation penalty amount																																											30,000
unreimbursed lab fees																								14,135															$ 14,135				14,135			14,364
Royalty fees																																											0			$ 0
Incremental borrowing rate						8.00%	8.00%
Common Stock [Member]
Total professional fees owed																																															$ 58,061
Stock issued during period shares for services | shares																																							79,412,132	580,609	580,609						805,646	805,646
Share issued price per share | $ / shares																																								$ 0.10	$ 0.10					$ 0.01	$ 0.10						$ 0.002
Consultant Services [Member] | Common Stock [Member]
Stock issued during period shares for services | shares																																2,819,712
Stock issued during period shares employee benefit plan | shares								1,148,326
Share issued price per share | $ / shares								$ 0.02																								$ 0.04
Common stock value								$ 24,000
Subsequent Event [Member]
Interest payable current and non current																																																			$ 3,756	$ 22,330
Share issued price per share | $ / shares																																																					$ 0.002
Accounting Standards Update 2016-02 [Member]
Lessee, Operating Lease, Description																																	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
Operating lease right of use asset						$ 66,201
Operating lease liabilities						$ 66,201
Operating Lease, Weighted Average Discount Rate, Percent						8.00%
From 2012 through the 2014 [Member]
Total litigation penalty amount																																														$ 10,000
Total litigation penalty amount																																											10,000
Regal Consulting L L C [Member]
Loss Contingency, Damages Sought, Value																																															$ 400,000
Stock issued during period shares for services | shares																																															60	60
Regal Consulting L L C [Member] | Two Thousand And Seventeen Note [Member]
Convertible Debt																																					$ 106,500
Total litigation penalty amount																																					$ 100,000
University of Jaen [Member]
Payment for services													$ 30,268	€ 25,837
Settlement Agreement [Member]
Gain from settlement of debt																																															$ 43,238
Liabilities																																																						$ 56,762
[custom:RemainingPrincipalAmount-0]																																																						8,500
Interest payable current and non current																																																						23,262
Accrued Liabilities																																																						25,000
Settlement and Mutual Release Agreement [Member] | Regal Consulting L L C [Member]
Convertible Debt																																																						$ 100,000
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																																						2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																																						5.00%
New Five Year Operating Lease Agreement [Member]
Lessee operating lease term																		5 years	5 years
Payments for Rent																		$ 2,469	$ 3,606
Lessee, Operating Lease, Description																		The initial rental amount was $3,000 AUD and subject to 3% yearly escalation.	The initial rental amount was $3,000 AUD and subject to 3% yearly escalation.
Three Year Operating Lease Agreement [Member]
Payments for Rent																		$ 2,176	$ 3,000
1-Year Collaboration Agreement [Member]
Payment for services																$ 59,508	€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services													$ 35,145	€ 30,000		$ 45,775	€ 40,000
Royalty percentage																																															2.00%	2.00%
2-Year Collaboration Agreement [Member] | Installment 1 [Member]
Payment for services | €																																				€ 5,000
2-Year Collaboration Agreement [Member] | Installment 2 [Member]
Payment for services																																		$ 5,858	€ 5,000
2-Year Collaboration Agreement [Member] | Installment 3 [Member]
Payment for services																														$ 11,715	€ 10,000
2-Year Collaboration Agreement [Member] | Installment 4 [Member]
Payment for services																										$ 11,715	€ 10,000
2-Year Collaboration Agreement [Member] | Installment 4 [Member] | Subsequent Event [Member]
Payment for services																										11,715	10,000
Consulting Agreement [Member]
Interest payable current and non current																								100,000															$ 100,000				100,000
Payment for consulting										$ 7,000
Accrued expense																								17,479															17,479				17,479
Other liabilities																								117,479															$ 117,479				$ 117,479
Consulting Agreement [Member] | Forecast [Member]
Monthly Fee																																													$ 50,000
Stock fee percentage																																													9.90%
Consulting Agreement [Member] | Consultant Services [Member]
Share based compensation																																														$ 24,000
Consulting Agreement [Member] | Subsequent Event [Member]
Monthly Fee					$ 50,000
Stock fee percentage					9.90%
Research Agreement [Member]
Payment for services			$ 53,806	€ 53,200
Research Agreement [Member] | Subsequent Event [Member]
Payment for services			53,806	53,200
Research Agreement [Member] | Installment 1 [Member]
Payment for services																												$ 18,407	€ 18,200
Research Agreement [Member] | Installment 1 [Member] | Subsequent Event [Member]
Payment for services			$ 18,407	€ 18,200
Research Agreement [Member] | Installment 2 [Member]
Payment for services																										8,091	8,000
Research Agreement [Member] | Installment 2 [Member] | Forecast [Member]
Payment for services																										$ 8,091	€ 8,000
Research Agreement [Member] | Installment 3 [Member]
Payment for services																								7,080	€ 7,000
Research Agreement [Member] | Installment 3 [Member] | Forecast [Member]
Payment for services																								$ 7,080	€ 7,000
Research Agreement [Member] | Installment 4 [Member] | Forecast [Member]
Payment for services																						$ 10,114	€ 10,000
Research Agreement [Member] | Installment 5 [Member] | Forecast [Member]
Payment for services																				$ 10,114	€ 10,000
Research Agreement [Member] | University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage			2.00%	2.00%
Research Agreement [Member] | University of Jaen [Member] | Subsequent Event [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage			2.00%	2.00%
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term						3 years
Payments for Rent						$ 2,176	$ 3,000
Foley Shechter [Member]
Professional fees															$ 151,031
Foley Shechter [Member] | Settlement Agreement [Member]
Total professional fees owed												$ 51,032
Settlement amount											$ 51,032	51,032
Total accounts payable and accrued expenses											$ 142,660	$ 142,660
Gain from settlement of debt																																															$ 92,556
Consultant [Member] | Common Stock [Member]
Total professional fees owed																																															$ 67,511
Stock issued during period shares for services | shares	73,301,020	6,111,112									225,037																															73,301,020
Share issued price per share | $ / shares	$ 0.00007	$ 0.0009									$ 0.30	$ 0.30
Consultant [Member] | Consultant Services [Member]
Stock issued during period shares for services | shares									2,274,224
Share issued price per share | $ / shares									$ 0.02